RULE 497 (E)
                                                033-61122, 033-02460, 033-74092,
                                               333-124048, 333-90737, 333-53836,
                                                          333-112217, 333-112372
                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT J
                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT K

                        SUPPLEMENT DATED OCTOBER 21, 2005
                         TO PROSPECTUS DATED MAY 1, 2005

RYDEX VARIABLE TRUST

     Effective October 21, 2005, the following Investment Portfolios will also be available:

                  Rydex Strengthening Dollar Fund
                  Rydex Weakening Dollar Fund
                  Rydex Commodities Fund

     The chart set forth under the section titled "Allocation of Purchase Payments" is amended to read as follows:

----------------------------------------------------------------------

                    15 MINUTES BEFORE NYSE CLOSE
----------------------------------------------------------------------
Nova                      U.S. Government Bond   Large-Cap Europe
------------------------- ---------------------- ---------------------
Ursa                      Juno                   Large-Cap Japan
------------------------- ---------------------- ---------------------
OTC                       Medius                 Titan 500
------------------------- ---------------------- ---------------------
Arktos                    Merkos                 Velocity 100
------------------------- ---------------------- ---------------------
Inverse Dynamic Dow 30    Inverse Mid-Cap        Inverse Small-Cap
                          Growth
------------------------- ---------------------- ---------------------
Large-Cap Growth          Large-Cap Growth       Long Dynamic Dow 30
------------------------- ---------------------- ---------------------
Mid-Cap Growth            Mid-Cap Growth         Sector Rotation
------------------------- ---------------------- ---------------------
Small-Cap Growth          Small-Cap Value        U.S. Govt Money Mkt
------------------------- ---------------------- ---------------------
Strengthening Dollar      Weakening Dollar
------------------------- ---------------------- ---------------------

                    30 MINUTES BEFORE NYSE CLOSE
----------------------------------------------------------------------
Banking                   Energy Services        Real Estate
------------------------- ---------------------- ---------------------
Basic Materials           Financial Services     Retailing
------------------------- ---------------------- ---------------------
Biotechnology             Health Care            Technology
------------------------- ---------------------- ---------------------
Commodities               Internet               Telecommunication
------------------------- ---------------------- ---------------------
Consumer Products         Leisure                Transportation
------------------------- ---------------------- ---------------------
Electronics               Precious Metals        Utilities
------------------------- ---------------------- ---------------------
Energy
------------------------- ---------------------- ---------------------

     Appendix A of Jefferson National Life Annuity Account G and Jefferson National Life Annuity Account I, and Appendix B of Jefferson National Life Annuity Account C, Jefferson National Life Annuity Account E, Jefferson National Life Annuity Account H, Jefferson National Life Annuity Account J, and Jefferson National Life Annuity Account K are hereby amended to include the following Investment Portfolio summaries under the heading "Rydex Variable Trust":

RYDEX STRENGTHENING DOLLAR FUND

     The Strengthening Dollar Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the US Dollar Index. The US Dollar Index (USDX) is a broad based, diversified index representing an investment in the U.S. Dollar (USD). The New York Board of Trade determines the value of the US Dollar Index by averaging the exchange rates between the USD and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

RYDEX WEAKENING DOLLAR FUND

     The Weakening Dollar Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the US Dollar Index. The US Dollar Index (USDX) is a broad based, diversified index representing an investment in the U.S. Dollar (USD). The New York Board of Trade determines the value of the US Dollar Index by averaging the exchange rates between the USD and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

RYDEX COMMODITIES FUND

     The Commodities Fund seeks long-term capital appreciation through an investment in commodity-linked instruments. It is anticipated that the Fund's investment exposure will tend to be heavily weighted toward oil and other energy-related commodities.

     There can be no assurance that the investment objectives will be achieved. The Investment Portfolio prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks of each Investment Portfolio. The above listed descriptions are qualified in their entirety by the prospectus for each Investment Portfolio.

PLEASE USE THIS SUPPLEMENT WITH YOUR PROSPECTUS. READ THIS SUPPLEMENT AND YOUR PROSPECTUS CAREFULLY AND KEEP BOTH DOCUMENTS TOGETHER FOR FUTURE REFERENCE.

JNL-PROS-S-10.05